Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest	$ 64.7	$ 88.9
Unrealized (gain) loss on interest derivative contracts	(1.1)	1.7
Interest expense	$ 63.6	$ 90.6